PROSPECTUS SUPPLEMENT                                        65868  10/00
dated October  9, 2000 to:

Putnam Asia Pacific Growth Fund (the "fund")
Prospectus dated January 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

-------------------------------------------------------------------------------
Manager                  Since    Experience
-------------------------------------------------------------------------------
Paul C. Warren           1997     1997-Present           Putnam Management
Managing Director                 Prior to May 1997      IDS Fund Management
-------------------------------------------------------------------------------
Carmel Peters            1998     1997-Present           Putnam Management
Senior Vice President             Prior to May 1997      Wheelock Natwest
                                                         Investment Management
                                  Prior to Feb. 1996     Rothschild Management
                                                         Asia Pacific
-------------------------------------------------------------------------------
Simon Davis              2000     Sept. 2000-Present     Putnam Management
Senior Vice President             Prior to Sept. 2000    Fidelity investments
-------------------------------------------------------------------------------